Insurance Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Changes in GMBD Liability Related to Variable Annuity Contracts
The following table presents the liability for universal life policies with secondary guarantees and similar features (excluding account balances and embedded derivatives):

	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$4,505	$4,751	$3,794
Incurred guaranteed benefits*	740	603	1,034
Paid guaranteed benefits	(588)	(489)	(470)
Changes related to unrealized appreciation (depreciation) of investments	(1,832)	(360)	393
Balance, end of year	$2,825	$4,505	$4,751
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*Incurred guaranteed benefits include the portion of assessments established as additions to reserves as well as changes in estimates (assumption unlockings) affecting these reserves.
The following table presents details concerning our universal life policies with secondary guarantees and similar features:

	December 31,	December 31,
(dollars in millions)	2022	2021
Account value	$3,514	$3,313
Net amount at risk	$69,335	$65,801
Average attained age of contract holders	53.0	53
Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,		December 31,
	2022		2021
(in millions)	Individual Retirement	Group Retirement	Individual Retirement	Group Retirement
Equity funds	$22,473	$24,491	$28,524	$33,718
Bond funds	3,722	3,966	4,651	4,364
Balanced funds	17,311	5,082	23,018	6,293
Money market funds	702	552	546	459
Total	$44,208	$34,091	$56,739	$44,834
The following table presents details concerning our GMDB exposures by benefit type for Individual Retirement:

December 31,	2022
(dollars in millions)	Return of Account Value	Return of Premium	Rollups	Highest Contract Value Attained
Account values:
General account	$443	$3,925	$421	$1,310
Separate accounts	3,288	27,251	1,703	11,966
Total account values	$3,731	$31,176	$2,124	$13,276
Net amount at risk - gross	$—	$755	$420	$2,313
Net amount at risk - net	$—	$749	$383	$2,077
Average attained age of contract holders by product	67	70	75	72
Percentage of policyholders age 70 and over	30.3%	50.3%	68.2%	60.2%
Range of guaranteed minimum return rates	0.0% - 4.5%
December 31,	2021
Account values:
General account	$382	$4,055	$447	$1,366
Separate accounts	3,543	34,811	2,453	15,932
Total account values	$3,925	$38,866	$2,900	$17,298
Net amount at risk - gross	$—	$22	$363	$341
Net amount at risk - net	$—	$21	$327	$257
Average attained age of contract holders by product	66	70	75	71
Percentage of policyholders age 70 and over	27.8%	47.0%	66.9%	58.1%
Range of guaranteed minimum return rates	0.0% - 4.5%
The following table presents details concerning our GMDB exposures by benefit type for Group Retirement:

December 31,	2022
(dollars in millions)	Return of Account Value	Return of Premium	Rollups*	Highest Contract Value Attained
Account values:
General account	$37	$5,301	$17,980	$3
Separate accounts	257	4,600	29,177	57
Total Account Values	$294	$9,901	$47,157	$60
Net amount at risk - gross	$—	$32	$349	$12
Net amount at risk - net	$—	$32	$349	$12
Average attained age of contract holders by product	65	65	63	68
Percentage of policyholders age 70 and over	18.7%	19.4%	15.4%	32.6%
Range of guaranteed minimum return rates	0.0% - 4.5%
December 31,	2021
Account values:
General account	$35	$5,511	$18,863	$4
Separate accounts	290	6,056	38,419	69
Total Account Values	$325	$11,567	$57,282	$73
Net amount at risk - gross	$—	$9	$152	$—
Net amount at risk - net	$—	$9	$152	$—
Average attained age of contract holders by product	64	64	63	68
Percentage of policyholders age 70 and over	14.9%	17.9%	14.2%	31.1%
Range of guaranteed minimum return rates	0.0%-4.5%
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*Group Retirement guaranteed rollup benefits generally revert to the return of premium at age 70. As of December 31, 2022, this includes 202,994 contracts for policyholders age 70 and over, with associated account values of $8.5 billion held in the general account and $6.9 billion held in separate accounts; as of December 31, 2021, this includes 192,606 contracts for policyholders age 70 and over, with associated account values of $8.3 billion held in the general account and $8.5 billion held in separate accounts. These contracts which have reverted to return of premium benefits due to the attained age of the policyholder represent a net amount at risk of $64 million and $19 million at December 31, 2022 and December 31, 2021, respectively.
The following summarizes the Individual Retirement GMDB liability related to variable annuity contracts:

	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$445	$382	$371
Reserve increase (decrease)	109	103	36
Benefits paid	(67)	(33)	(41)
Changes related to unrealized appreciation (depreciation) of investments	(53)	(7)	16
Balance, end of year	$434	$445	$382
The following summarizes the Group Retirement GMDB liability related to variable annuity contracts, excluding assumed reinsurance*:

	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$35	$40	$21
Reserve increase (decrease)	12	3	2
Benefits paid	(2)	(2)	(2)
Changes related to unrealized appreciation (depreciation) of investments	(29)	(6)	19
Balance, end of year	$16	$35	$40
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*The assumed reinsurance reserves for GMDB liability related to variable annuity contract is $14 million, $16 million and $16.7 million as of December 31, 2022, 2021 and 2020, respectively.
The following table presents the Individual Retirement details concerning our fixed annuities and fixed index annuities GMWB and GMDB exposures that are not accounted for as derivatives, by benefit type:

December 31,	2022
(dollars in millions)	Fixed Annuities	Fixed Index Annuities	Total
Account value*:
Fixed accounts	$3,990	$508	$4,498
Indexed accounts	—	6,653	6,653
Total account values	$3,990	$7,161	$11,151
GMWB and GMDB reserve:
Base reserve	$389	$610	$999
Reserves related to unrealized appreciation of investments	(298)	(308)	(606)
Total GMWB and GMDB reserve	$91	$302	$393
Average attained age of contract holders by product	68	68	—

December 31,	2021
Account values*:
Fixed accounts	$3,541	$487	$4,028
Indexed accounts	—	6,361	6,361
Total account values	$3,541	$6,848	$10,389
GMWB and GMDB reserve:
Base reserve	$270	$467	$737
Reserves related to unrealized appreciation of investments	187	161	348
Total GMWB and GMDB reserve	$457	$628	$1,085
Average attained age of contract holders by product	68	67	—
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*Fixed annuities and fixed index annuities that offer GMWB and GMDB exposures are offered through the general account.
The following table presents the Group Retirement details concerning our fixed annuities and fixed index annuities GMWB exposures that are not accounted for as derivatives, by benefit type:

December 31,	2022
(dollars in millions)	Fixed Annuities	Fixed Index Annuities	Total
Account values*:
Fixed account	$647	$134	$781
Indexed accounts	—	1,365	1,365
Total account values	$647	$1,499	$2,146
GMWB reserves:
Base reserve	$61	$133	$194
Reserves related to unrealized appreciation of investments	(11)	(82)	(93)
Total GMWB reserves	$50	$51	$101
Average attained age of contract holders by product	70	69	—

December 31,	2021
	Fixed Annuities	Fixed Index Annuities	Total
Account values*:
Fixed account	$603	$129	$732
Indexed accounts	—	1,409	1,409
Total account values	$603	$1,538	$2,141
GMWB reserves:
Base reserve	$42	$101	$143
Reserves related to unrealized appreciation of investments	5	46	51
Total GMWB reserves	$47	$147	$194
Average attained age of contract holders by product	69	68	—
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*Fixed annuities and fixed index annuities that offer GMWB exposures are offered through the general account.
The following summarizes the Individual Retirement GMWB liability related to Fixed Annuities:

Years Ended December 31,	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$457	$353	$38
Reserve increase (decrease)	119	132	100
Benefits paid	—	—	—
Changes related to unrealized appreciation (depreciation) of investments	(485)	(28)	215
Balance, end of year	$91	$457	$353
The following summarizes the Individual Retirement GMWB and GMDB liability related to Fixed Index Annuities:

Years Ended December 31,	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$628	$637	$439
Reserve increase (decrease)	143	94	74
Benefits paid	—	—	—
Changes related to unrealized appreciation (depreciation) of investments	(469)	(103)	124
Balance, end of year	$302	$628	$637
The following summarizes the Group Retirement GMWB and GMDB liability related to Fixed Annuities:

Years Ended December 31,	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$47	$32	$5
Reserve increase (decrease)	19	18	19
Benefits paid	—	—	—
Changes related to unrealized appreciation (depreciation) of investments	(16)	(3)	8
Balance, end of year	$50	$47	$32
The following summarizes the Group Retirement GMWB and GMDB liability related to Fixed Index Annuities:

Years Ended December 31,	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$147	$133	$103
Reserve increase (decrease)	32	30	12
Benefits paid	—	—	—
Changes related to unrealized appreciation (depreciation) of investments	(128)	(16)	18
Balance, end of year	$51	$147	$133

Liability for Future Policy Benefit, Activity
The following table presents Future policy benefits by contract type*:

December 31,	2022			2021
(in millions)	Traditional Benefits	Interest-Sensitive Benefits	Total	Traditional Benefits	Interest-Sensitive Benefits	Total
Future policy benefits:
Individual Retirement	$1,493	$828	$2,321	$1,374	$1,530	$2,904
Group Retirement	221	130	351	226	245	471
Life Insurance	12,338	3,177	15,515	12,037	4,928	16,965
Institutional Markets	16,307	—	16,307	14,194	—	14,194
Fortitude Re	22,716	56	22,772	23,217	—	23,217
Total Future policy benefits	$53,075	$4,191	$57,266	$51,048	$6,703	$57,751
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*Traditional benefits represent future policy benefits for traditional long-duration insurance contracts such as life contingent payout annuities, participating life, traditional life and accident and health insurance. Interest-sensitive benefits represent future policy benefits for investment-oriented contracts such as universal life, variable and fixed annuities, and fixed index annuities.

Policyholder Account Balance
The following table presents Policyholder contract deposits by segment:

December 31,
(in millions)	2022	2021
Policyholder contract deposits(a)(b):
Individual Retirement	$90,069	$87,664
Group Retirement	43,332	44,087
Life Insurance	10,258	10,299
Institutional Markets	11,718	10,970
Fortitude Re (c)	3,589	3,826
Total Policyholder contract deposits	$158,966	$156,846
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(a)As of December 31, 2022, reserves related to Embedded Derivatives as part of Policyholder contract deposit include $5.8 billion in Individual Retirement, $653 million in Group Retirement, $710 million in Life Insurance and $41 million in Institutional Markets. As of December 31, 2021, reserves related to Embedded Derivatives as part of Policyholder contract deposit include $8.0 billion in Individual Retirement, $891 million in Group Retirement, $765 million in Life Insurance and $54 million in Institutional Markets.
(b)As of December 31, 2022, FHLB funding agreements included in Policyholder contract deposits include $1.1 billion in Individual Retirement, $209 million in Group Retirement and $3.2 billion in Institutional Markets. As of December 31, 2021, FHLB funding agreements included in Policyholder contract deposits include $1.1 billion in Individual Retirement, $209 million in Group Retirement and $2.2 billion in Institutional Markets.
(c)Balances related to Fortitude Re are a component of Corporate and Other.

Insurance Activity, Funding Arrangements
The following table presents details concerning our funding agreements as of December 31, 2022:

December 31, 2022		Payments due by period
(in millions)	Gross Amounts	2023	2024-2025	2026-2027	Thereafter	Stated Interest rates
FHLB Facility
FHLB of Dallas	$3,357	$—	$52	$378	$2,927	DNU Auction* + 22 to 30 bps
FHLB of Dallas	1,000	—	—	1,000	—	3.53%
FHLB of New York	241	—	241	—	—	1.52% to 2.70%
	$4,598	$—	$293	$1,378	$2,927
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*Discount Note Advance (“DNA”) Auction is based on either a 4-Week or 3-Month tenor, depending on contractual terms of each borrowing.